DISPOSAL OF A SUBSIDIARY	6 Months Ended
Jun. 30, 2021
Disposal Of Subsidiary
DISPOSAL OF A SUBSIDIARY

16. DISPOSAL OF A SUBSIDIARY

On April 28, 2021, the Company's subsidiary, China Coal Mining Investment Ltd (“China Coal”) entered into an equity transfer agreement to transfer 100% of the equity interests of Yangpu Lianzhong for total consideration of CNY103,767 (US$16,070) to the Company's related party, Shenzhen Feishang Energy Investment Co., Limited ("Feishang Energy").

At the date of disposal, the carrying values of the net assets of the disposed subsidiary was as follows:

Date of disposal
CNY
(Unaudited)

Other receivables	114,766
Cash and cash equivalents	263
Other payables and accrued liabilities	(1,062)
Taxes payable	(10,200)
Net assets subject to disposal	103,767
Consideration	103,767
Net impact	—

The disposal consideration receivable was fully realized by offsetting amounts due to Feishang Energy under a series of creditor right transfer agreements.

An analysis of the cash flow in respect of the disposal of a subsidiary is as follows:

CNY

Cash consideration	—
Cash and bank balances disposed	(263)

Net outflow of cash and cash equivalents included in cash flows from investing activities	(263)